Note 12 - Warrant Liabilities (Details) - Fair Value Assumptions Used To Determine The Value of Warrants Outstanding	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 12 - Warrant Liabilities (Details) - Fair Value Assumptions Used To Determine The Value of Warrants Outstanding [Line Items]
Expected life in years		3 days
Volatility		82.00%
Risk-free interest rate	0.72%	0.01%
Dividend rate	0.00%	0.00%
Minimum [Member]
Note 12 - Warrant Liabilities (Details) - Fair Value Assumptions Used To Determine The Value of Warrants Outstanding [Line Items]
Expected life in years	4 years 153 days
Volatility	151.00%
Maximum [Member]
Note 12 - Warrant Liabilities (Details) - Fair Value Assumptions Used To Determine The Value of Warrants Outstanding [Line Items]
Expected life in years	4 years 6 months
Volatility	152.00%